Right of use assets, net and lease liability - Consolidated Profit and Loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right of use assets, net and lease liability
Depreciation expense of right of use asset	$ 41,348	$ 37,269
Interest expense on lease liabilities	$ 22,431	$ 22,983